Summary of significant accounting policies - Additional Information (Details)	1 Months Ended	3 Months Ended
	Apr. 30, 2025	Mar. 31, 2025
Filati Biagioli Modesto S.p.A.
Accounting Policies [Line Items]
Proportion of ownership interest in associate	49.00%	45.00%